SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of aging of the Group's contractual amounts of the outstanding loans subject to guarantee (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Guarantor Obligations [Line Items]
Current contractual amounts of outstanding loans subject to guarantee	¥ 13,694,236
Contractual amounts of outstanding loans subject to guarantee	¥ 13,694,236